Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase	$ 2,618,036	$ 3,357,250
Concentration risk, percentage	35.00%	54.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase		$ 1,649,276
Concentration risk, percentage		26.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase		$ 616,587
Concentration risk, percentage		10.00%
Suppliers D [Member]
Concentration Risk [Line Items]
Purchase	$ 725,566
Concentration risk, percentage	10.00%